Vessels, Net, Sale of Vessels (Details) - USD ($) $ in Thousands				9 Months Ended
	Aug. 12, 2025	May 22, 2025	Dec. 20, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Vessel Held for Sale [Abstract]
Vessel held for sale				$ 0		$ 14,880
Proceeds from sale of vessel				50,500	$ 20,220
Gain (loss) on sale of vessels, net				1,773	$ 1,426
Gloriuship [Member]
Vessel Held for Sale [Abstract]
Sales price			$ 14,880
Vessel held for sale						$ 14,880
Proceeds from sale of vessel				16,000
Gain (loss) on sale of vessels, net			$ (155)
Tradership [Member]
Vessel Held for Sale [Abstract]
Sales price		$ 17,575
Proceeds from sale of vessel				18,500
Gain (loss) on sale of vessels, net		$ 1,371
Goodship [Member]
Vessel Held for Sale [Abstract]
Sales price	$ 15,360
Proceeds from sale of vessel				16,000
Gain (loss) on sale of vessels, net	$ 557
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessel Held for Sale [Abstract]
Additions				$ 598